STOCK-BASED COMPENSATION (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 60,177	$ 47,934	$ 120,345	$ 114,292	$ 271,377	$ 342,483
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 192,360		$ 192,360		$ 313,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			11 months 1 day		1 year 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	0	1,000,000	940,000